Equity - Issued Capital - Schedule of Observable Market Conditions Issue (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pre-funded Level 2 [Member]
Schedule of Observable Market Conditions Issue [Line Items]
Historical volatility	92.00%	86.00%
Exercise price (in Dollars per share)	$ 0	$ 0
Share price	3.81	0.965
Risk-free interest rate	4.40%	4.30%
Dividend yield	0.00%	0.00%
Fair value per warrant (in Dollars per share)	$ 3.81	$ 0.965
Regular Level 2 [Member]
Schedule of Observable Market Conditions Issue [Line Items]
Historical volatility	92.00%	86.00%
Exercise price (in Dollars per share)	$ 1.55	$ 1.55
Share price	3.81	0.965
Risk-free interest rate	4.40%	4.30%
Dividend yield	0.00%	0.00%
Fair value per warrant (in Dollars per share)	$ 2.26	$ 0.406